Cash and Cash Equivalents:	6 Months Ended
Jun. 30, 2013
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:

Note 4.          Cash and Cash Equivalents:

	June 30,	December 31,
	2013	2012
Bank deposits	$2,228,588	$2,981,234
Money market funds	1,396,698	5,366,284
Total	$3,625,286	$8,347,518

At June 30, 2013 and December 31, 2012, the Company had cash of approximately $12,000 and $9,000 respectively, in Venezuela.